UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2024 to December 31, 2024
Date of Report (Date of earliest event reported): January 16, 2025

Carvana Auto Receivables LLC1
 _______________________
(Exact name of securitizer as specified in its charter)
  _____________________

025-03098	0001692437
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)
Paul Breaux, Vice President and Secretary
(602) 922-9866

Name and telephone number, including area code, of the person to contact in connection with this filing
______________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

1Carvana Auto Receivables LLC, as securitizer, is filing this Form ABS 15-G in respect of all asset-backed securities securitized by it and outstanding during the reporting period in the auto retail installment contract classes.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARVANA AUTO RECEIVABLES LLC

By:	/s/ Paul Breaux
Name: Paul Breaux
Title: Vice President
Date: January 16, 2025